11 HANOVER SQUARE
NEW YORK, NY 10005

February 29, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 77 of the Registration Statement on Form N-1A for Midas Perpetual Portfolio, Inc. (File Nos. 811-02474 and 002-57953)

Post-Effective Amendment No. 47 of the Registration Statement on Form N-1A for Midas Fund, Inc. (File Nos. 811-04316 and 002-98229)

Post-Effective Amendment No. 44 of the Registration Statement on Form N-1A for Midas Magic, Inc. (File Nos. 811-04625 and 033-02847)

Ladies and Gentlemen,

Transmitted herewith on behalf of Midas Perpetual Portfolio, Inc., Midas Fund, Inc., and Midas Magic, Inc. (the “Registrants”) are copies of Post-Effective Amendments Nos. 77, 47, and 44, respectively of each Registrant’s currently effective Registration Statement on Form N-1A (each a “PEA”) filed pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder.  Each PEA includes each Registrant’s joint statutory prospectus (“Prospectus”) and joint statement of additional information (“SAI”), relating to the Registrants. Each transmission includes a conformed signature page signed by power of attorney for the Registrants and the Directors, the manually signed original of which is maintained at the offices of the Registrants.

The purpose of the PEA filings is to revise the principal investment strategies of Midas Perpetual Portfolio, Inc. to increase the fixed target percentages of the Registrant’s investments in the gold, silver, Swiss franc assets, hard asset securities, and large capitalization growth stocks investment categories, and to eliminate the “dollar assets” investment category.  Additionally, the Registrant is revising its principal investment strategies to disclose that, from time to time, it may use leverage to increase its investment in large capitalization growth stocks to the extent permitted under the 1940 Act.  Aside from such changes, the form of the Prospectus and SAI and the rest of the disclosure do not differ significantly from the most recently filed Post-Effective Amendments to each of the Registrant’s registration statements (Post-Effective Amendment No. 75, Accession No. 0000015260-11-000045; Post-Effective Amendment No. 45, Accession No. 0000015260-11-000049; and Post-Effective Amendment No. 42, Accession No. 0000015260-11-000047, respectively) filed on April  29, 2011.

Please contact me at 1-212-480-6432, extension 208, or Fatima Sulaiman at 1-202-778-9082 with any questions or comments you may have.

Thank you for your time and consideration.

    Sincerely,

/s/ John F. Ramírez
John F. Ramírez
Associate General Counsel